TAXES ON INCOME (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Net operating losses carryforward	$ 14,351	$ 18,161
Research and Development assets for Israeli Tax Authorities	3,013	2,809
Other	1,016	816
Deferred tax assets before valuation allowance	18,380	21,786
Valuation allowance	(8,263)	(11,422)
Deferred tax assets	10,117	10,364
Deferred tax liabilities:
Research and Development capitalization	(3,705)	(3,234)
Acquired intangibles	(3,905)	(4,624)
Deferred tax assets, net	2,507	2,506
Current deferred tax assets	2,750	1,406
Long-term deferred tax assets	608	1,782
Current deferred tax liabilities	(121)	(145)
Long-term deferred tax liabilities	(730)	(537)
Deferred tax assets, net	$ 2,507	$ 2,506